OTHER PAYABLES AND ACCRUED LIABILITIES (Details Narrative) - CNY (¥) ¥ in Millions	Sep. 30, 2025	Mar. 31, 2025
Payables and Accruals [Abstract]
Other payables	¥ 15.1	¥ 12.1
Unpaid compensation		¥ 2.2